Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Numerator for basic and diluted net loss per share:
Net loss attributable to Desktop Metal, Inc Common Stockholders	$ (65,027)	$ (75,769)
Denominator for basic and diluted net loss per share:
Weighted average shares	29,457,000	22,395,000
Net loss per share-Basic and Diluted	$ (2.21)	$ (3.38)
Dilutive securities excluded	117,722,359	121,001,479